SUMMARY OF CHANGES IN LEASE LIABILITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
At 1 April	$ 868,439	$ 3,078,251
Adjustment for foreign exchange	(31,925)	20,082
Increase in lease liability	5,111,736	406,333
Reclassification (note 13(b))		(468,839)
Other adjustments	(94,822)
Interest expense (note 8)	259,124	231,759
Reduction in lease liability	(1,183,585)	(2,399,147)
At 31 March	$ 4,928,967	$ 868,439